BUSINESS ACQUISITION (Details Narrative) - USD ($)		2 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Oct. 19, 2021	Dec. 31, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 86,176
Revenues			$ 207,874		$ 51,428		$ 427,615	$ 76,265	$ 363,056
Net loss			$ (673,581)	$ (497,406)	$ (675,344)	$ (328,138)	(1,170,987)	$ (1,003,482)	(3,400,862)	$ (732,570)
Lyell Environmental Services Inc [Member]
Business Acquisition [Line Items]
Total consideration	1,280,538
Total identifiable net assets	$ 1,194,362
Revenues		$ 200,705					329,107
Net loss		18,942					$ 197,886
Business Acquisition, Pro Forma Revenue									$ 1,787,833
Business Acquisition, Pro Forma Net Income (Loss)		$ 3,312,957